Balance Sheets (Parenthetical) (USD $)	Aug. 15, 2014
Statement of Financial Position [Abstract]
Common Stock Par Value	$ 0.001
Common Stock Shares Authorized	1,000,000
Common Stock Shares Issued	1,000,000
Common Stock Shares Outstanding	1,000,000